Common Stock and Additional Paid-in Capital - Restricted Stock Awards (Details)	10 Months Ended
Nov. 14, 2017 $ / shares shares
Granted and vested | shares	4,000
Vested shares granted in 2017 | $ / shares	$ 25.56